ESTIMATION OF FAIR VALUE	12 Months Ended
Dec. 31, 2020
ESTIMATION OF FAIR VALUE
ESTIMATION OF FAIR VALUE

NOTE 5 – ESTIMATION OF FAIR VALUE

The fair value of the financial assets and liabilities traded in active markets (such as financial assets in debt securities, equity securities and derivatives actively listed in stock exchanges or interbank markets) is based on dirty prices supplied by a price vendor.  A dirty price includes accrued unpayed interest on the security, from the date of issuance or last payment of interest, up the date at which the the security is valued.

An active market is a market where transactions for assets or liabilities are carried out with sufficient frequency and volume in order to provide price information on an ongoing basis. The fair value of financial assets and liabilities that are not traded in an active market is determined through appraisal techniques determined by the price supplier or by the management of Grupo Aval’s entities. Appraisal techniques used for non-standardized financial instruments such as options, foreign exchange swaps and derivatives of the over-the-counter market, which include the use of interest rate or currency assessment curves built by providers and extrapolated to the specific conditions of the instrument being appraised, discounted cash flow analysis, options pricing models and other valuation techniques commonly used by market participants who rely mostly on market data and the least possible on specific data of entities.

Grupo Aval may use models developed internally for financial instruments with no active markets. These models are usually based on valuation techniques and methods generally standardized in the financial sector. The valuation models are mainly used for appraising financial equity instruments not listed on the stock exchange, debt certificates and other debt instruments for which the markets were or have been inactive during the financial period. Some inputs of these models may not be observable in the market and are therefore estimated based on assumptions.

The output of a model is always an estimate or approximation of a value that cannot be determined with certainty, and the valuation techniques used may not fully reflect all the factors relevant to the positions of Grupo Aval. Therefore, the appraisals are adjusted, if necessary, to allow for additional factors, including country risk, liquidity risks and counterparty risks.

The fair value hierarchy has the following levels:

•	Level 1 inputs are quoted prices (unadjusted) in active markets for assets or liabilities identical to those which the entity can access as of the date of measurement.
•	Level 2 inputs are inputs different than quoted prices included in Level 1 that are observable for the asset or liability, whether directly or indirectly in non-active markets.
•	Level 3 inputs are unobservable inputs for the asset or liability.

The level in the fair value hierarchy within which fair value measurement is classified in whole is determined based on the input of the lowest level that is most significant for measuring its total fair value. For such purpose, the relevance of an input is assessed in connection with the measurement of the total fair value. Financial instruments that are listed in markets that are not deemed active, but which are valued based in accordance with quoted market prices, quotes from price vendors or alternative price sources supported by observable inputs, are classified in Level 2.

If a fair value measurement uses observable inputs that require significant adjustments based on unobservable inputs, this measurement is classified as Level 3. The assessment of the importance of a particular input to the measurement of fair value in whole requires judgment, taking into account specific factors of the asset or liability.

Determining what is deemed as ‘observable’ requires a significant judgment by Grupo Aval. Grupo Aval considers as observable data the market data which is already available, distributed or updated by the price suppliers, and it is reliable and verifiable, with no property rights, and provided by independent sources which are actively involved in the reference market.

5.1          Measurements of Fair Value on a Recurring Basis

Measurements of fair value on a recurring basis are those required or allowed in statement of financial position at the end of each accounting period.

The following table presents an analysis, within the hierarchy of fair value, of Grupo Aval´s assets and liabilities (by class), measured at fair value as of December 31, 2020 and 2019 on a recurring basis.

December 31, 2020

	Level 1		Level 2		Level 3		Total
Assets

Trading investments
Securities issued or secured by Colombian Government	Ps.	1,748,734	Ps.	1,083,245	Ps.	—	Ps.	2,831,979
Securities issued or secured by other Colombian Government entities		—		187,295		—		187,295
Securities issued or secured by foreign Governments		—		129,082		72,230		201,312
Securities issued or secured by other financial entities		—		1,502,818		—		1,502,818
Securities issued or secured by non-financial sector entities		—		24,975		—		24,975
Others		—		32,614		—		32,614
Total trading investments	Ps.	1,748,734	Ps.	2,960,029	Ps.	72,230	Ps.	4,780,993
Investments in debt securities at fair value through profit or loss
Others		—		—		7,385		7,385
Total investments in debt securities at fair value through profit or loss	Ps.	1,748,734	Ps.	2,960,029	Ps.	79,615	Ps.	4,788,378
Investments in debt securities at fair value through OCI
Securities issued or secured by Colombian Government		9,943,470		2,903,729		—		12,847,199
Securities issued or secured by other Colombian Government entities		174,614		286,459		—		461,073
Securities issued or secured by foreign Governments		1,813,022		7,850,302		—		9,663,324
Securities issued or secured by central banks		—		1,862,922		—		1,862,922
Securities issued or secured by other financial entities		168,314		2,740,688		3,430		2,912,432
Securities issued or secured by non-financial sector entities		—		49,570		—		49,570
Others		35,491		1,122,041		12,304		1,169,836
Total investments in debt securities at fair value through OCI	Ps.	12,134,911	Ps.	16,815,711	Ps.	15,734	Ps.	28,966,356
Total investments in debt securities	Ps.	13,883,645	Ps.	19,775,740	Ps.	95,349	Ps.	33,754,734

Equity securities
Trading equity securities		1,351		4,076,598		1,045,990		5,123,939
Investments in equity through OCI		1,400,896		221		113,973		1,515,090
Total equity securities	Ps.	1,402,247	Ps.	4,076,819	Ps.	1,159,963	Ps.	6,639,029

Held for trading derivatives
Currency forward		—		817,161		—		817,161
Debt securities forward		—		349		—		349
Interest rate swap		—		245,618		—		245,618
Currency swap		—		31,394		—		31,394
Currency options		—		39,402		—		39,402
Total held for trading derivatives	Ps.	—	Ps.	1,133,924	Ps.	—	Ps.	1,133,924
Hedging derivatives
Currency forward		—		123,325		—		123,325
Currency swap		—		32,895		—		32,895
Total hedging derivatives	Ps.	—	Ps.	156,220	Ps.	—	Ps.	156,220
Other account receivables
Financial assets in concession contracts		—		—		2,958,385		2,958,385
Total other account receivables designated at fair value	Ps.	—	Ps.	—	Ps.	2,958,385	Ps.	2,958,385
Non- financial assets
Biological assets		—		—		122,675		122,675
Investment properties		—		—		808,556		808,556
Total non- financial assets	Ps.	—	Ps.	—	Ps.	931,231	Ps.	931,231
Total assets at fair value on recurring basis	Ps.	15,285,892	Ps.	25,142,703	Ps.	5,144,928	Ps.	45,573,523

Liabilities
Trading derivatives
Currency forward		—		1,112,439		—		1,112,439
Debt securities forward		—		2,071		—		2,071
Index futures		1,165		—		—		1,165
Interest rate swap		—		251,414		—		251,414
Currency swap		—		39,705		—		39,705
Currency options		—		45,780		—		45,780
Total trading derivatives	Ps.	1,165	Ps.	1,451,409	Ps.	—	Ps.	1,452,574
Hedging derivatives
Currency forward		—		26,924		—		26,924
Interest rate swap		—		29,703		—		29,703
Total hedging derivatives	Ps.	—	Ps.	56,627	Ps.	—	Ps.	56,627
Total liabilities at fair value on recurring basis	Ps.	1,165	Ps.	1,508,036	Ps.	—	Ps.	1,509,201

December 31, 2019

	Level 1		Level 2		Level 3		Total
Assets

Trading investments
Securities issued or secured by Colombian Government	Ps.	1,503,708	Ps.	922,052	Ps.	—	Ps.	2,425,760
Securities issued or secured by other Colombian Government entities		—		175,794		—		175,794
Securities issued or secured by foreign Governments		3,220		136,314		—		139,534
Securities issued or secured by central banks		—		13,966		—		13,966
Securities issued or secured by other financial entities		33,179		1,817,243		—		1,850,422
Securities issued or secured by non-financial sector entities		—		33,942		—		33,942
Others		—		33,695		—		33,695
Total trading investments	Ps.	1,540,107	Ps.	3,133,006	Ps.	—	Ps.	4,673,113
Investments in debt securities at fair value through profit or loss
Others		—		—		10,102		10,102
Total investments in debt securities at fair value through profit or loss	Ps.	1,540,107	Ps.	3,133,006	Ps.	10,102	Ps.	4,683,215
Investments in debt securities at fair value through OCI
Securities issued or secured by Colombian Government		7,923,409		3,720,533		—		11,643,942
Securities issued or secured by other Colombian Government entities		191,994		273,684		—		465,678
Securities issued or secured by foreign Governments		9,954		4,987,476		—		4,997,430
Securities issued or secured by central banks		—		970,095		—		970,095
Securities issued or secured by other financial entities		237,887		2,817,038		—		3,054,925
Securities issued or secured by non-financial sector entities		—		34,840		—		34,840
Others		—		442,082		—		442,082
Total investments in debt securities at fair value through OCI	Ps.	8,363,244	Ps.	13,245,748	Ps.	—	Ps.	21,608,992
Total investments in debt securities	Ps.	9,903,351	Ps.	16,378,754	Ps.	10,102	Ps.	26,292,207

Equity securities
Trading equity securities		1,679		3,046,048		475,394		3,523,121
Investments in equity through OCI		1,174,959		46,228		106,905		1,328,092
Total equity securities	Ps.	1,176,638	Ps.	3,092,276	Ps.	582,299	Ps.	4,851,213

Held for trading derivatives
Currency forward		—		765,166		—		765,166
Debt securities forward		—		253		—		253
Interest rate swap		—		73,481		—		73,481
Currency swap		—		34,682		—		34,682
Currency options		—		43,852		—		43,852
Total held for trading derivatives	Ps.	—	Ps.	917,434	Ps.	—	Ps.	917,434
Hedging derivatives
Currency forward		—		166,598		—		166,598
Total hedging derivatives	Ps.	—	Ps.	166,598	Ps.	—	Ps.	166,598
Other account receivables
Financial assets in concession contracts		—		—		2,706,030		2,706,030
Total other account receivables designated at fair value	Ps.	—	Ps.	—	Ps.	2,706,030	Ps.	2,706,030
Non- financial assets
Biological assets		—		—		104,857		104,857
Investment properties		—		—		928,566		928,566
Total non- financial assets	Ps.	—	Ps.	—	Ps.	1,033,423	Ps.	1,033,423
Total assets at fair value on recurring basis	Ps.	11,079,989	Ps.	20,555,062	Ps.	4,331,854	Ps.	35,966,905

Liabilities
Trading derivatives
Currency forward		—		815,393		—		815,393
Debt securities forward		—		574		—		574
Debt securities futures		52		—		—		52
Interest rate swap		—		64,500		—		64,500
Currency swap		—		31,982		—		31,982
Currency options		—		49,937		—		49,937
Total trading derivatives	Ps.	52	Ps.	962,386	Ps.	—	Ps.	962,438
Hedging derivatives
Currency forward		—		90,726		—		90,726
Interest rate swap		—		3,572		—		3,572
Total hedging derivatives	Ps.	—	Ps.	94,298	Ps.	—	Ps.	94,298
Total liabilities at fair value on recurring basis	Ps.	52	Ps.	1,056,684	Ps.	—	Ps.	1,056,736

5.2          Items Measured at Fair Value on a Non-Recurring Basis

Grupo Aval is required on a nonrecurring basis to adjust the carrying value of certain assets and liabilities or provide valuation allowances. These assets or liabilities primarily include impaired collateralized loans and non-current assets held for sale. The fair value of these assets which are classified as Level 3 are determined using pricing models, discounted cash flow methodologies, current replacement cost or similar techniques, using internal models or external experts with sufficient experience and knowledge of the real estate market or of assets being appraised. Generally, these appraisals are carried out by references to market data or based on the replacement cost, when sufficient market data is not available.

The following table presents Grupo Aval’s assets and liabilities, classified within the fair value hierarchy, which are measured on a nonrecurring basis as of December 31, 2020 and 2019 at fair value less cost of sale:

	Level 1		Level 2		Level 3		Total
December 31, 2020
Impaired collateralized loans	Ps.	—	Ps.	—	Ps.	1,508,693	Ps.	1,508,693
Non- current assets held for sale		—		—		240,412		240,412
	Ps.	—	Ps.	—	Ps.	1,749,105	Ps.	1,749,105

	Level 1		Level 2		Level 3		Total
December 31, 2019
Impaired collateralized loans	Ps.	—	Ps.	—	Ps.	870,110	Ps.	870,110
Non- current assets held for sale		—		—		206,193		206,193
	Ps.	—	Ps.	—	Ps.	1,076,303	Ps.	1,076,303

5.3          Fair Value determination

The following tables provide information about valuation techniques and significant inputs when measuring fair value on a recurring basis for assets and liabilities, with fair value hierarchy classification of level 2 or level 3.

Level 2 instruments are those which are valued using inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly.

The following table provides information about valuation techniques and significant inputs when measuring fair value on a recurring basis for assets and liabilities classified as level 2.

	Valuation technique Level 2	Significant inputs
ASSETS
Investments in debt securities at fair value
In Colombian Pesos
Securities issued or secured by the Colombian Government	Discounted cash flow	Theoretical price / estimated price(1)
Average price / market price(2)
Securities issued or secured by other Colombian Government entities	Discounted cash flow	Theoretical price / estimated price(1)
Average price / market price(2)
Yield and margin
Securities issued or secured by other financial entities	Discounted cash flow	Theoretical price / estimated price(1)
Average price / market price(2)
Securities issued or secured by non-financial sector entities	Discounted cash flow	Theoretical price / estimated price(1)
Average price / market price(2)
Others	Discounted cash flow	Theoretical price / estimated price(1)
Average price / market price(2)
In Foreign Currency
Securities issued or secured by the Colombian Government	Market price	Market price(2)
Securities issued or secured by other Colombian Government entities	Discounted cash flow	Theoretical price / estimated price(1)
Securities issued or secured by foreign Governments	Internal model	Discounted cash flows using yields from similar securities outstanding
Discounted cash flows
Negotiation price, if there are not negotiations, it is calculated by groups of debt securities according to the Superintendency of Pensions methodologies.
	Market price	Bloomberg Generic
Last auction allocation price
Market price(2)
Market price or price calculated based on benchmarks set by price providers methodologies
Securities issued or secured by central banks	Internal model	Discounted cash flows using yields from similar securities outstanding
	Market price	Market price or price calculated based on benchmarks set by price providers methodologies
Last auction allocation price
Securities issued or secured by other financial entities	Discounted cash flow	Theoretical price / estimated price(1)
	Internal model	Discounted cash flows using yields from similar securities outstanding
Discounted cash flows
Negotiation price, if there are not negotiations, it is calculated by groups of debt securities according to the Superintendency of Pensions methodologies.
	Market price	Bloomberg Generic
Market price(2)
Market price or price calculated based on benchmarks set by price providers methodologies
Securities issued or secured by non-financial sector entities	Internal model	Discounted cash flows
	Market price	Theoretical price / estimated price(1)
Market price(2)
Others	Discounted cash flow	Theoretical price / estimated price(1)
	Internal model	Discounted cash flows
Negotiation price, if there are not negotiations, it is calculated by groups of debt securities according to the Superintendency of Pensions methodologies.
	Market price	Bloomberg Generic
Market price(2)
Market price or price calculated based on benchmarks set by price providers methodologies
Equity securities
Corporate stock	Market price	Estimated prices(1)
Investment funds	Market price	Market value of underlying assets, less management and administrative fees
Pension and severance funds (3)	Market price	Market value of underlying assets, less management and administrative fees

Trading derivatives
Foreign currency forward	Income	Discounted cash flow
Forward points, discount rates of different currencies and Spot exchange rates
Cash exchange rate and interest rate US$ and CRC (Costa Rica Colón)
TRM, PIPS (Performance Index Paper) points and CCS (Cross Currency Swap) curves
	Market	TRM, curves and market price (2)
Debt securities forward	Income	Discounted cash flow
Interest rate swap	Income	Discounted cash flow
	Market	Forward Exchange rates curve of the operation’s currency
Cross currency swap	Income	Discounted cash flow
	Market	Implicit curves of Exchange rates forwards
Currency options	Income	Discounted cash flow
Black&Sholes&Merton model
	Market	TRM, delta rates interest
Hedging derivatives
Currency forward	Income	Discounted cash flow
	Market	TRM, curves
Foreign currency futures	Income	US$-CHF (Swiss franc) XCCY (CCS) Benchmark Index
LIABILITIES
Derivatives held for trading
Foreign currency forward	Income	Discounted cash flow
Forward points, discount rates of different currencies and Spot exchange rates
Cash exchange rate and interest rate US$ and CRC
TRM, PIPS points and CCS curves
	Market	TRM, curves and market price (2)
Debt securities forward	Income	Discounted cash flow
Interest rate swap	Income	Discounted cash flow
	Market	Forward Exchange rates curve of the operation’s currency
Cross currency swap	Income	Discounted cash flow
	Market	Implicit curves of Exchange rates forwards
Currency options	Income	Discounted cash flow
Black&Sholes&Merton model
	Market	TRM, delta rates interest
Hedging derivatives
Foreign currency forward	Income	Discounted cash flow
Interest rate swap	Income	Discounted cash flow
Discount rate, spot rate
(1)

Estimated Price: A valuation model based on information obtained from a price vendor when it is not able to supply quoted prices (unadjusted) for each security. This model is the basis for the construction of the valuation margin of the securities that is represented on the assigned curve or reference rate. This margin remains constant on the assigned curve or reference rate when calculating the theoretical valuation price.

(2)	Quoted market prices (i.e. obtained from price vendors)
(3)	The subsidiary Porvenir S. A. according to Colombian rules is required to invest to 1% of its total assets under management from severance and mandatory pension funds.

The following table provides information about valuation techniques and significant unobservable inputs when measuring Level 3 assets and liabilities at recurring fair value.

	Valuation technique Level 3	Significant inputs
ASSETS
Investments in debt securities at fair value
In Colombian Pesos
Other	Discounted cash flow	Projected payments flow of mortgage securitizations
In Foreign Currency
Securities issued or secured by foreign Governments	Market price	Market price or price calculated based on benchmarks set by price providers methodologies
Securities issued or secured by other financial entities	Internal model	Discounted cash flows
	Market price	Market price or price calculated based on benchmarks set by price providers methodologies
Others	Internal model	Discounted cash flows
	Market price	Market price or price calculated based on benchmarks set by price providers methodologies
Equity securities
Investments in equity securities (1)		- Growth in values after 5 years
	Discounted cash flow	- Growth in values after 10 years
- Income
- Discount interest rates
- Discount rates
	Comparable Multiples	- Multiple of EBITDA
Other financial assets
Assets under concession contracts	Discounted cash flow	- Free-cash flow from concession contracts
- Concession contract’s maturity period
- Perpetuity value of the year “n” free-cash flow
- Present value of the discounted residual value at Weighted Average Cost of Capital ("WACC").
- Financial income: annual adjustment of the financial asset’s value.

The detail of valuation process for financial assets in concession arrangements are outlined in (2)
Non-financial assets
Biological assets	Discounted cash flow	The processes used to collect data and determine the fair value of biological assets are described in (3)
Investment properties	Discounted cash flow	The processes used to collect data and determine the fair value of investment properties are described in (4)

(1)          Valuation of equity securities Level 3

Investments with fair value hierarchy level 3 have significant unobservable inputs. Level 3 instruments includes equity instruments, which are not quoted on any stock exchange. Given that observable prices are not available for these securities, Grupo Aval has used valuation techniques as discounted cash flows to obtain fair value.

The following table includes a sensitivity analysis of main equity securities as of December 31, 2020 classified at FVOCI level 3.

		Favorable		Unfavorable
Methods and Variables	Variation	impact		impact
Comparable multiples / Recent transaction price
EBITDA Number of times	+/-1 x	Ps.	797,864	Ps.	(797,863)
Adjusted net Asset Value
Non-current financial assets	+/- 1%		143		(319)
Adjusted discounted cash flow
Growth in residual values after 10 years	+/- 1%		11,031		(7,957)
Growth in residual values after 5 years	+/- 1%		17,660		(13,427)
	+/- 30 bp		23,893		20,722
Income	+/- 1%		77,106		(27,526)
Discount interest rates	+/- 50 bp		71,266		(21,190)

(2)          Valuation of financial assets under Gas and Energy concession arrangement rights

Promigas and subsidiaries, designated the financial assets under concession contracts at fair value, the method used to estimate it is discounted cash flows.

The assumptions and inputs used in the calculation of the financial asset estimate were:

•	The expiration date of each concession contract.
•	The proportion of the expiry period left of each of the concession contracts in force.
•	Operational cash flows (only) of the assets under concession.

The components of the calculations are the following:

•	Free cash flow generated solely by assets under concession.
•	Expiry period of the concession.
•	Amount in - perpetuity of the Free Cash Flow (FCF) of the year, estimated factoring in a growth in the residual amount between 1% and 3% each year.
•	Current amount of the residual amount Weighted Average Cost of Capital (WACC *), between 8.64% and 9.09% each year.

(*) Nominal WACC calculated under the Capital Asset Pricing Model (CAPM) methodology for each, updated annually. The following variables were used for determining the WACC:

•	Beta unlevered USA (Oil/Gas Distribution): Damodaran. (Unlevered Beta 0.61, 2019)
•	Risk Free Rate, Source: Geometric Average 1992‑2019 of American bonds “T-Bonds”.
•	Market Return, Source: Geometric Average 1992‑2019 Damodaran “Stocks” USA.
•	Market Premium: Market Return – Risk Free Rate.
•	Country Risk Premium: Average last 5 years EMBI (Difference between 10‑year Colombian sovereign bonds and 10 years “T-Bonds”). Damodaran.
•	Emerging Market: Equity Premium Emerging countries (Lambda - Damodaran)

Sensitivity analysis

The following table includes a sensitivity analysis of the assumptions used by Promigas and its subsidiaries in the calculation of fair value of unconditional transfer rights of gas pipelines to Government entities at the expiration date of the contracts. The value of the financial asset at December 31, 2020 is Ps. 2,958,385 and Ps. 2,706,030 at 2019, the sensitivity analysis shows their increase or decrease.

	December 31, 2020				December 31, 2019
Variable	+100 bps		-100 bps		+100 bps		-100 bps
WACC	Ps.	(675,517)	Ps.	1,029,057	Ps.	(637,556)	Ps.	979,942
Perpetuity growth rate		596,031		(420,953)		550,652		(387,750)

(*) Perpetuity growth rate in the case of concessions with renewal clauses that are highly likely to be exercised.

(3)          Biological Assets

Fair value of Grupo Aval subsidiaries “biological assets”, which correspond to agricultural activities related to biological assets (animals or plants), is estimated based on internal reports prepared by the companies who own such assets. Fair value of biological assets is determined using valuations performed by experienced internal professionals, using discounted cash flow models. Since no comparable market exist for the biological assets, given their nature, their fair value is determined using discounted cash flows models for each biological asset, based on estimated future quantities of crops, prices, harvesting costs, and maintenance and crop yields, among others, discounted using a risk-free rate adjusted by an appropriate risk premium. See note 15.

The main assumptions used for determining the fair value of the principal biological assets are as follows:

1.          Biological assets growing in rubber crops:

The price of natural rubber used to calculate the 2021-2023 cash flows was forecasted based on the average of the last 3 years of the Technically Specified Rubber (TSR20) per ton since  January 2018  Ps. 0.41 (US$  1,410/Ton), in order to reflect the behavior of the commodity for an entire economic cycle. Forecasted prices are adjusted annually based on the expected US inflation rate.

2.          Biological assets growing in African palm crops:

The price of African palm oil (US$ per ton) used to calculate the 2021-2022 cash flows was forecasted based on the average price of palm oil since January 2019 (US$ 699/Ton), in order to reflect the behavior of the commodity for an entire economic cycle. Forecasted prices are adjusted annually with the expected US inflation rate.

(4)          Investment properties

Investment properties are recognized at fair value, based on a valuation made at each year-end period using, as a basis, independent appraisal expert whose report is obtained and reviewed by management. While in the countries in which we operate, the frequency of transactions in the real state sector is low compared to other more developed markets, management believes there are enough references to assess the fair value of investment properties owned by Grupo Aval and its subsidiaries based on comparable market transactions. (See note 15.4)

Fire-sales are excluded from the comparable transactions used to estimate the fair-value of investment properties. Management has reviewed the main assumptions used by the independent external appraisers (such as inflation, interest rates, etc.) and believes they are consistent with market conditions at each end of period. However, management believes that the estimation of the fair value of investment properties depends on significant judgment from the independent expert appraisers, and as such, there could be a significant probability that the actual price of sale of a property differs from its fair value. (See note 5.1)

5.4          Transfers between level 1 and level 2 of the fair value hierarchy

The following table summarizes the transfer between fair value levels 1 and 2 during 2020 and 2019. In general, transfers between Level 1 and Level 2 in the investment portfolios are due, fundamentally, to changes in the liquidity levels of the securities in the markets.

December 31, 2020

	Investments in debt				Investments in debt
	securities at FVTPL				securities at FVOCI
	Transfers between:				Transfers between:
	Level 2 to 1		Level 1 to 2		Level 2 to 1		Level 1 to 2
Securities issued or secured by Colombian Government	Ps.	64,374	Ps.	—	Ps.	685,075	Ps.	—
	Ps.	64,374	Ps.	—	Ps.	685,075	Ps.	—

December 31, 2019

	Investments in debt				Investments in debt
	securities at FVTPL				securities at FVOCI
	Transfers between:				Transfers between:
	Level 2 to 1		Level 1 to 2		Level 2 to 1		Level 1 to 2
Securities issued or secured by Colombian Government	Ps.	—	Ps.	—	Ps.	72,451	Ps.	591,093
Securities issued or secured by other Colombian Government entities		—		1		—		38,324
Securities issued or secured by other financial entities		—		—		3,301		119,271
	Ps.	—	Ps.	1	Ps.	75,752	Ps.	748,688

There were no transfers of fair values between levels 2 to or from level 3.

5.5          Reconciliation Level 3 of the fair value hierarchy

The reconciliation of the balances at the beginning of the period to the closing balances with the fair value measurements classified at Level 3 is shows in the following table.

	Financial assets				Financial assets in
	in debt		Equity		concession		Biological		Investment
	securities		instruments		arrangements		assets		properties
January 01, 2018	Ps.	19,602	Ps.	25,341	Ps.	2,282,611	Ps.	66,139	Ps.	783,794
Adoption IFRS 9		—		102,214		—		—		—
Valuation adjustment with an effect on income		(5,119)		9,207		205,803		20,606		39,415
Valuation adjustments with an effect on OCI		—		1,426		—		—		—
Transfers from non-current assets held for sale		—		—		—		—		19,719
Reclassification		—		25,989		—		(96)		10,780
Additions		—		396,136		—		20,900		61,300
Sales / redemptions		(750)		—		—		(23,343)		(78,684)
December 31, 2018	Ps.	13,733	Ps.	560,313	Ps.	2,488,414	Ps.	84,206	Ps.	836,324
Valuation adjustment with an effect on income		(3,018)		18,721		217,616		18,914		19,597
Valuation adjustments with an effect on OCI		—		3,101		—		—		5,288
Transfers from non-current assets held for sale		—		—		—		—		21,722
Reclassification		—		—		—		—		(2,078)
Additions		—		238		—		20,559		116,702
Sales / redemptions		(613)		(74)		—		(18,822)		(68,989)
December 31, 2019	Ps.	10,102	Ps.	582,299	Ps.	2,706,030	Ps.	104,857	Ps.	928,566
Valuation adjustment with an effect on income		(1,390)		313,139		252,355		15,021		(46,924)
Valuation adjustments with an effect on OCI		(1,772)		6,960		—		—		9,014
Transfers from non-current assets held for sale		—		—		—		—		4,323
Reclassification		—		108		—		—		11,685
Business combination		—		—		—		—		10,164
Effect of movements in exchange rates		—		—		—		—		(700)
Additions		99,094	(*)	257,457		—		21,285		37,533
Sales / redemptions		(10,685)		—		—		(18,488)		(145,105)
December 31, 2020	Ps.	95,349	Ps.	1,159,963	Ps.	2,958,385	Ps.	122,675	Ps.	808,556

(*)    This addition of Ps.257,457 corresponds to: The initial value of the Private Equity Fund Nexus Inmobiliario del Banco de Occidente and Fiduciaria de Occidente for Ps.250,768 and the other Ps.6,689 refers to new investments in instruments of equity held for trading (shares) of Leasing Bogotá Panamá – Multibank.

5.6          Fair Value of Financial Assets and Liabilities recognized at Amortized Cost

The following table shows a summary of financial assets and liabilities accounted at amortized cost and valued at fair value as of December 31, 2020 and 2019, only for disclosure purposes.

	December 31, 2020				December 31, 2019
	Carrying		Fair Value		Carrying		Fair Value
	Amount		Estimate		Amount		Estimate
Assets
Investments in debt securities at amortized cost (1)	Ps.	5,580,128	Ps.	5,559,263	Ps.	3,053,862	Ps.	3,031,355
Credit portfolio at amortized cost (2)		195,541,994		203,901,379		173,942,317		183,308,411
Total financial assets	Ps.	201,122,122	Ps.	209,460,642	Ps.	176,996,179	Ps.	186,339,766

Liabilities
Customer deposits (3)	Ps.	211,841,597	Ps.	216,035,503	Ps.	175,491,421	Ps.	176,310,606
Financial obligations (4)		58,624,766		60,181,205		54,844,576		56,116,678
Total financial liabilities	Ps.	270,466,363	Ps.	276,216,708	Ps.	230,335,997	Ps.	232,427,284

(1)       Financial assets at amortized cost

Fair value of fixed income investments at amortized cost was determined using the dirty price given by the price supplier, securities in an active market and with a market price for the day of the valuation are classified as level 1; securities with no active market and/or with an estimated price (present value of the flows of a security, discounted with the reference rate and the corresponding margin) given by the supplier are classified as level 2 and level 3.

(2)       Credit portfolio at amortized cost

For credit portfolio at amortized cost, the fair value was determined using discounted cash flows models at the interest rates offered by banks for granting new loans, taking into account the credit risk and its maturity; the process of valuation is deemed as level 3.

Accounts receivable and payable are classified as short-term assets and liabilities; in consequence, their fair value is similar to their book value.

(3)       Customer deposits

The fair value of demand deposits is equal to their carrying value. For fixed-term deposits with maturities of less than 180 days, their fair value is deemed equal to their carrying value. For fixed-term deposits with maturities of more than 180 days, their fair value was estimated using the carrying discounted cash flow models and the interest rates offered by banks in accordance with their maturity. This is considered as a level 2 valuation.

(4)       Financial obligations

For financial liabilities and other short-term liabilities, the carrying value was considered to be similar to its fair value. The fair value of long-term financial liabilities was determined using the discounted cash flow model at interest rates free of risk adjusted by risk premiums of each entity. The fair value of outstanding bonds is determined according to quoted prices or estimated prices supplied by the price vendor. It is considered that this is a level 2 valuation.